Summary of total revenues by type of services (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total	$ 4,451,706	$ 3,967,802	$ 4,607,006
Balance - beginning of the year	528,342	251,635	96,575
Increase resulting from satisfaction of performance obligations	424,030	908,915	484,748
Less: progress billings	(906,025)	(632,208)	(329,688)
Balance - end of the year	46,347	528,342	251,635
Balance - beginning of the year	1,048,934	577,845	943,026
Advances from customers	2,855,720	3,470,636	3,716,733
Revenue recognized during the year	(3,139,425)	(2,999,547)	(4,081,914)
Balance - end of the year	765,229	1,048,934	577,845
Total	18,217,304	3,483,677	4,026,881
SINGAPORE
Disaggregation of Revenue [Line Items]
Total	3,332,077	3,277,969	4,346,801
Total	17,159,784	3,582,480	3,762,528
HONG KONG
Disaggregation of Revenue [Line Items]
Total	1,050,825	663,591	231,379
Total	2,101,147	1,850,771	1,353,529
CHINA
Disaggregation of Revenue [Line Items]
Total	68,804	26,242	28,826
Total	130,939	151,878	81,945
CAYMAN ISLANDS
Disaggregation of Revenue [Line Items]
Total	13,266,147
Other Countres [Member]
Disaggregation of Revenue [Line Items]
Total	108,303	109,558	175,431
Elimination Adjustment [Member]
Disaggregation of Revenue [Line Items]
Total	(14,549,016)	(2,211,010)	(1,346,552)
Corporate Secretarial and Other Services [Member]
Disaggregation of Revenue [Line Items]
Total	2,236,184	1,841,464	1,405,245
License Application and Renewal Services [Member]
Disaggregation of Revenue [Line Items]
Total	$ 2,215,522	$ 2,126,338	$ 3,201,761